As Filed With the Securities and Exchange Commission on October 9, 2019
File Nos. 033-47508 and 811-06653

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	47	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	49	[X]

(Check appropriate box or boxes.)

THE JENSEN QUALITY GROWTH FUND INC.
(Exact name of Registrant as Specified in Charter)
5500 Meadows Road, Suite 200
Lake Oswego, OR 97035-3623
(Address of Principal Executive Office) (Zip Code)
(503) 274-2044
(800) 221-4384
Registrant’s Telephone Number, including Area Code

Robert D. McIver
5500 Meadows Road, Suite 200
Lake Oswego, OR 97035-3623
(Name and Address of Agent for Service)
Copy to:
Brendan N. O’Scannlain
Stoel Rives LLP
760 SW Ninth Avenue, Suite 3000
Portland, OR 97205

It is proposed that this filing will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This PEA No. 47 hereby incorporates Parts A, B and C from the Fund’s PEA No. 46 on Form N‑1A filed September 27, 2019. This PEA No. 47 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 46.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 47 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 47 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lake Oswego and the State of Oregon, on the 9th day of October, 2019.

THE JENSEN QUALITY GROWTH FUND INC.

By:    /s/ Robert D. McIver
Robert D. McIver, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 47 to its Registration Statement has been signed below on October 9, 2019 by the following persons in the capacities indicated.

Signature	Title

/s/ Robert E. Harold*	Chairman and Director
Robert E. Harold

/s/ Robert D. McIver	President and Director
Robert D. McIver	(Chief Executive Officer)

/s/ Brian S. Ferrie*	Treasurer and Chief Compliance Officer
Brian S. Ferrie	(Principal Accounting Officer)

/s/ Roger A. Cooke*	Director
Roger A. Cooke

/s/ Kenneth Thrasher*	Director
Kenneth Thrasher

/s/ Janet G. Hamilton*	Director
Janet G. Hamilton

*By: /s/ Robert D. McIver
Robert D. McIver, Attorney-In Fact as per Power of Attorney filed September 28, 2007 and per Power of Attorney filed September 21, 2017.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE